Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 307,836	$ 271,165
Less: allowance for expected credit loss	(14,237)	(25,676)	$ (19,015)
Accounts receivable, net	304,864	268,417
Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 11,265	$ 22,928